Income (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share
	For the Years Ended June 30,
	2020	2019	2018

Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	$(2,106,600)	$27,555,442	$(82,889,335)
Net loss from continuing operations	$(2,106,600)	$(932,863)	$(683,295)
Net income (loss) from discontinued operations	$-	$28,488,305	$(82,206,040)

Weighted Average Shares Outstanding-Basic and Diluted	33,227,331	18,055,150	11,653,729

(Loss) income per share- basic and diluted	$(0.06)	$1.53	$(7.11)
Net loss per share from continuing operations – basic and diluted	$(0.06)	$(0.05)	$(0.06)
Net income (loss) per share from discontinued operations – basic and diluted	$-	$1.58	$(7.05)